NON-CONTROLLING INTERESTS (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2024 USD ($)
NON-CONTROLLING INTERESTS
Non-controlling interests in net assets of subsidiaries	Rp 20,258		Rp 20,659		$ 1,259
Non-controlling interests	7,224	$ 449	7,665	Rp 7,038
Total non-controlling interest in subsidiaries
NON-CONTROLLING INTERESTS
Non-controlling interests in net assets of subsidiaries	20,258		20,659
Non-controlling interests	7,114		7,641	6,984
Telkomsel
NON-CONTROLLING INTERESTS
Non-controlling interests in net assets of subsidiaries	10,949		11,016
Non-controlling interests	6,454		7,096	6,476
Mitratel
NON-CONTROLLING INTERESTS
Non-controlling interests in net assets of subsidiaries	8,435		9,101
Non-controlling interests	595		568	504
Others (each below Rp100 billion)
NON-CONTROLLING INTERESTS
Non-controlling interests in net assets of subsidiaries	874		542
Non-controlling interests	Rp 65		Rp (23)	Rp 4